VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 97.9%
United States Treasury Obligations : 97.9%
United States Treasury
Bills (y)
3.66%, 07/07/26 $ 87,724 $ 87,671,921
3.68%, 08/06/26 91,396 91,066,061
3.70%, 09/03/26 76,445 75,948,956
254,686,938
Total Short-Term Investments: 97.9%
(Cost: $254,692,041) 254,686,938
Other assets less liabilities: 2.1% 5,556,577
NET ASSETS: 100.0% $ 260,243,515
(y) The rate shown is the calculated yield to maturity.
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Brent Crude Oil Long 379 07/31/26 $ 27,648,050 $ (6,349,880)
Cattle Feeder Long 53 08/27/26 9,661,900 (116,061)
Cocoa Long 22 09/15/26 1,117,160 189,325
Coffee C Long 57 09/18/26 6,336,619 278,150
Copper Long 145 09/28/26 22,670,750 (765,522)
Corn Long 72 09/14/26 1,500,300 (39,429)
FCOJ-A Long 14 09/10/26 347,025 (7,293)
Gasoline RBOB Long 158 07/31/26 19,210,556 (857,747)
Gasoline RBOB Long 72 08/31/26 8,258,846 (129,216)
Gold 100 OZ Long 97 08/27/26 39,173,450 (5,184,179)
Lean Hogs Long 177 12/14/26 5,212,650 (613,543)
Live Cattle Long 94 08/31/26 9,115,180 (199,797)
LME Copper Long 3 07/13/26 1,002,441 (11,366)
LME Copper Long 3 08/17/26 1,003,349 1,373
LME Primary Aluminium Long 131 07/13/26 10,075,112 (1,872,927)
LME Primary Aluminium Long 129 08/17/26 9,943,739 (495,007)
LME Tin Long 2 07/13/26 512,470 (31,052)
LME Tin Long 2 08/17/26 514,030 3,558
LME Zinc Long 102 07/13/26 9,119,897 152,142
LME Zinc Long 101 08/17/26 9,046,974 203,119
Low Sulphur Gasoil Long 98 08/12/26 8,927,800 (81,666)
Natural Gas Long 89 07/29/26 2,914,750 86,100
NY Harbor ULSD Long 249 07/31/26 33,769,928 (2,993,323)
Platinum Long 21 10/28/26 1,644,090 (156,463)
Silver Long 34 09/28/26 10,186,740 (1,219,803)
Soybean Long 77 08/14/26 4,328,363 20,060
Soybean Oil Long 76 08/14/26 3,052,008 (107,208)
WTI Crude Long 228 07/21/26 15,846,000 (4,650,973)
WTI Crude Long 105 08/20/26 7,273,350 (1,167,389)
LME Copper Short 3 07/13/26 1,002,441 (2,035)
LME Primary Aluminium Short 131 07/13/26 10,075,112 550,425
LME Tin Short 2 07/13/26 512,470 (3,647)
LME Zinc Short 102 07/13/26 9,119,897 (207,985)
Net unrealized depreciation on futures contracts $ (25,779,259)

VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
United States Treasury
Obligations $ — $ 254,686,938 $ — $ 254,686,938
Other Financial Instruments:
Liabilities
Futures Contracts $ (25,779,259) $ — $ — $ (25,779,259)